Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)			3 Months Ended		12 Months Ended
	Nov. 06, 2025	Mar. 14, 2025	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Product Information [Line Items]
Operating income loss including non-cash charges						$ 48,300,000
Cash and cash equivalents			$ 5,897,470		$ 6,779,040	2,324,647
Working capital			5,500,000			5,700,000
Operating loss			1,763,356	$ 1,991,495	5,399,210	7,091,486
Net cash used in operating activities			1,078,657	$ 1,140,730	3,417,700	(430,477)
Equity line of credit			$ 150,000,000.0		$ 150,000,000
Reverse stock split	2-for-1 and 12-for-1	1-for-20
Number of reportable segments | Integer			1		1
Federal deposit insurance corporation coverage limit			$ 250,000		$ 300,000
Excess of FDIC coverage			5,600,000		6,500,000	2,000,000.0
Accounts receivable			800,000		1,000,000.0	1,000,000.0
Accumulated deficit			$ 124,695,760		$ 122,916,543	$ 120,755,545
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Commercial Alliance Agreement [Member]
Product Information [Line Items]
Concentration Risk, Percentage			96.00%	97.00%	97.00%	87.80%
Minimum [Member]
Product Information [Line Items]
PCCU's loan portfolio percentage			35.00%		35.00%
Maximum [Member]
Product Information [Line Items]
PCCU's loan portfolio percentage			65.00%		65.00%